Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 13,439	$ 0
U.S. federal
Operating Loss Carryforwards [Line Items]
Net operating losses	34,678
U.S. state
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 45,998